Other expenses (income) (Tables)	6 Months Ended
Jun. 30, 2022
Disclosure of other operating income (expense) [Abstract]
Schedule of other expenses (income)

	Six months	Six months	Year
	ended	ended	ended
	Jun	Jun	Dec
	2022	2021	2021
US Dollar million	Unaudited	Unaudited	Unaudited

Care and maintenance	—	13	45
Government fiscal claims	8	2	7
Legacy TSF obligations	(7)	2	9
Pension and medical defined benefit provisions	3	3	7
Royalty received	(1)	(2)	(2)
Retrenchment and related costs	—	1	18
Legal fees and project costs	1	—	10
Other indirect taxes	9	7	18
Premium on settlement of bonds	—	—	24
	13	26	136